Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	53,348,355	53,845,407
Effect of dilutive share options outstanding	556,667	297,103
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	53,905,022	54,142,510

The reconciliation of net income attributable to the Group and net income attributable to the group (including NCI redemption amount) as used to calculate net income per ordinary share attributable to the Group is as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
	(in thousands)
Net income attributable to the Group	$91,696	$88,297
Noncontrolling interest adjustment to redemption amount	(4,522)	—
Net income attributable to the Group (including NCI redemption adjustment)	$87,174	$88,297

	Three Months Ended
	March 31, 2020	March 31, 2019
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$1.63	$1.64
Diluted	$1.62	$1.63